Related party transactions - Summary of transactions with other related parties (Details) $ / shares in Units, £ in Thousands, $ in Millions	1 Months Ended	6 Months Ended
	Jan. 31, 2022 $ / shares shares	Jun. 30, 2023 GBP (£) Options	Jun. 30, 2022 GBP (£)	Apr. 21, 2023 USD ($)
Related party transactions
Aggregate gain on directors' exercise of share options		£ 8,156	£ 0
Share based payment charge		7,056	7,294
Imagination Industries Ltd
Related party transactions
Services received, related party transactions		42	0
Amount outstanding		£ 42	0
Mr. Slattery | Mr. Fitzpatrick
Related party transactions
Number of ordinary shares agreed to purchase upon call option | shares	1,175,000
Exercise price | $ / shares	$ 0.0001
Aggregate amount agreed to pay | $				$ 2.5
Non executive directors | Nil cost options
Related party transactions
Options granted | Options		18,750
Share based payment charge		£ 55	£ 0
Options exercised | Options		5,613,287